Trade Receivables, Net	12 Months Ended
Mar. 31, 2026
Trade and other receivables [abstract]
Trade Receivables, Net
6.
TRADE RECEIVABLES, NET

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
Trade receivables	18,998	13,591
Less: Allowance for expected credit losses	(43)	(124)
Total trade receivables, net	18,955	13,467

i)
Trade receivables

Trade receivables are non-interest bearing and are generally on terms of 30 to 90 days. No interest is charged on the outstanding balances.

ii)
Financial risk management

The exposure of trade receivables to credit and market risks, and impairment losses for trade receivables are disclosed in Note 23.